FINANCIAL INSTRUMENTS (Details 9) R$ in Thousands	Dec. 31, 2023 BRL (R$)
Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Platts price risks	R$ (31,605)
Probable Scenario [Member] | Maturity Date [Member]
IfrsStatementLineItems [Line Items]
Platts price risks	(202,888)
Probable Scenario [Member] | Maturity Date 1 [Member]
IfrsStatementLineItems [Line Items]
Platts price risks	(50,344)
Probable Scenario [Member] | Maturity Date 2 [Member]
IfrsStatementLineItems [Line Items]
Platts price risks	79,161
Probable Scenario [Member] | Maturity Date 3 [Member]
IfrsStatementLineItems [Line Items]
Platts price risks	55,298
Probable Scenario [Member] | Maturity Date 4 [Member]
IfrsStatementLineItems [Line Items]
Platts price risks	59,651
Probable Scenario [Member] | Maturity Date 5 [Member]
IfrsStatementLineItems [Line Items]
Platts price risks	27,517
Scenario I [Member]
IfrsStatementLineItems [Line Items]
Platts price risks	(1,743,993)
Scenario I [Member] | Maturity Date [Member]
IfrsStatementLineItems [Line Items]
Platts price risks	(783,153)
Scenario I [Member] | Maturity Date 1 [Member]
IfrsStatementLineItems [Line Items]
Platts price risks	(390,249)
Scenario I [Member] | Maturity Date 2 [Member]
IfrsStatementLineItems [Line Items]
Platts price risks	(239,566)
Scenario I [Member] | Maturity Date 3 [Member]
IfrsStatementLineItems [Line Items]
Platts price risks	(172,219)
Scenario I [Member] | Maturity Date 4 [Member]
IfrsStatementLineItems [Line Items]
Platts price risks	(121,760)
Scenario I [Member] | Maturity Date 5 [Member]
IfrsStatementLineItems [Line Items]
Platts price risks	(37,046)
Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Platts price risks	(3,456,381)
Scenario I I [Member] | Maturity Date [Member]
IfrsStatementLineItems [Line Items]
Platts price risks	(1,363,417)
Scenario I I [Member] | Maturity Date 1 [Member]
IfrsStatementLineItems [Line Items]
Platts price risks	(730,155)
Scenario I I [Member] | Maturity Date 2 [Member]
IfrsStatementLineItems [Line Items]
Platts price risks	(558,293)
Scenario I I [Member] | Maturity Date 3 [Member]
IfrsStatementLineItems [Line Items]
Platts price risks	(399,736)
Scenario I I [Member] | Maturity Date 4 [Member]
IfrsStatementLineItems [Line Items]
Platts price risks	(303,171)
Scenario I I [Member] | Maturity Date 5 [Member]
IfrsStatementLineItems [Line Items]
Platts price risks	R$ (101,609)